CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 73,170	$ 195,416
Mutual funds investment [Member] | AAAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	70,808	192,895
Mutual funds investment [Member] | AAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 2,362	$ 2,521